Atalanta
Sosnoff
Management Corporation

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101 Park Avenue, New York, New York 10178-0008   (212) 867-5000   Fax (212) 922-1820   www.atalantasosnoff.com
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October 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Atalanta/Sosnoff Investment Trust
                  File No. 333-46679


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Atalanta/Sosnoff Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

ATALANTA/SOSNOFF INVESTMENT TRUST


/s/ John F. Splain
John F. Splain
Secretary
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